LONG-TERM DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM DEBT AND CREDIT FACILITIES
Schedule of long-term debt

		December 31, 2021				December 31, 2020
			Deferred
		Nominal	Financing	Carrying	Fair	Carrying	Fair
	Interest Rates	Amount	Costs	Amount (a)	Value (b)	Amount (a)	Value (b)

Senior notes	(i) 4.50%-6.875%	$1,248.2	$(6.3)	$1,241.9	$1,432.7	$1,739.8	$1,999.5
Revolving credit facility	(ii) LIBOR plus 1.45%	200.0	—	$200.0	200.0	—	—
Tasiast loan	(iii) LIBOR plus 4.380%	200.0	(12.0)	$188.0	200.0	184.1	200.0
Total long-term and current debt		$1,648.2	$(18.3)	$1,629.9	$1,832.7	$1,923.9	$2,199.5
Less: current portion		(40.0)	—	(40.0)	—	(499.7)	(509.3)
Long-term debt and credit facility		$1,608.2	$(18.3)	$1,589.9	$1,832.7	$1,424.2	$1,690.2

(a)	Includes transaction costs on senior notes and Tasiast loan financings.
(b)	The fair value of senior notes is primarily determined using quoted market determined variables. See Note 10(c).

Schedule of scheduled debt repayments

						2027 and
	2022	2023	2024	2025	2026	thereafter	Total
Senior notes	$—	$—	$500.0	$—	$—	$750.0	$1,250.0
Revolving credit facility	—	—	—	—	200.0	—	200.0
Tasiast loan	40.0	36.0	32.0	4.0	16.0	72.0	200.0
Total debt payable	$40.0	$36.0	$532.0	$4.0	$216.0	$822.0	$1,650.0

Schedule of interest charges and fees
a
Type of credit
Revolving credit facility	LIBOR plus		1.45%
Letters of credit	0.967	-	1.45%
Standby fee applicable to unused availability			0.290%

Schedule of changes in liabilities arising from financing activities

	Long-term debt	Lease	Accrued interest
	and credit facilities	liabilities	payable(a)	Total
Balance as at January 1, 2021	$1,923.9	$74.7	$33.7	$2,032.3
Changes from financing cash flows
Debt issued	200.0	—	—	200.0
Debt repayments	(500.0)	—	—	(500.0)
Interest paid	—	—	(46.9)	(46.9)
Payment of lease liabilities	—	(33.8)	—	(33.8)
	1,623.9	40.9	(13.2)	1,651.6
Other changes
Interest expense and accretion	$—	$3.8	$67.7	$71.5
Capitalized interest	—	—	48.3	48.3
Capitalized interest paid	—	—	(51.1)	(51.1)
Additions of lease liabilities	—	10.2	—	10.2
Other	6.0	(0.1)	(26.4)	(20.5)
	6.0	13.9	38.5	58.4
Balance as at December 31, 2021	$1,629.9	$54.8	$25.3	$1,710.0

(a)	Included in Accounts payable and accrued liabilities.

	Long-term debt	Lease	Accrued interest
	and credit facilities	liabilities	payable (a)	Total
Balance as at January 1, 2020	$1,837.4	$54.9	$33.3	$1,925.6
Changes from financing cash flows
Debt issued	950.0	—	—	950.0
Debt repayments	(850.0)	—	—	(850.0)
Interest paid	—	—	(63.1)	(63.1)
Payment of lease liabilities	—	(20.7)	—	(20.7)
	1,937.4	34.2	(29.8)	1,941.8
Other changes
Interest expense and accretion	$—	$3.0	$86.6	$89.6
Capitalized interest	—	—	49.1	49.1
Capitalized interest paid	—	—	(47.9)	(47.9)
Additions of lease liabilities	—	38.2	—	38.2
Other	(13.5)	(0.7)	(24.3)	(38.5)
	(13.5)	40.5	63.5	90.5
Balance as at December 31, 2020	$1,923.9	$74.7	$33.7	$2,032.3

(a)	Included in Accounts payable and accrued liabilities.